Interest-bearing loans and borrowings - Schedule of future lease payments for leaseback agreement maturity (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 5,641,722	$ 2,622,255
Less than 1 year
Disclosure of detailed information about borrowings [line items]
Borrowings	577,920	303,687
Between 1 and 5 years
Disclosure of detailed information about borrowings [line items]
Borrowings	3,824,457	1,429,347
More than 5 years
Disclosure of detailed information about borrowings [line items]
Borrowings	1,239,345	889,221
Sale and leaseback agreement - lease payments
Disclosure of detailed information about borrowings [line items]
Borrowings	1,276,605	704,337
Sale and leaseback agreement - lease payments | Less than 1 year
Disclosure of detailed information about borrowings [line items]
Borrowings	65,909	31,701
Sale and leaseback agreement - lease payments | Between 1 and 5 years
Disclosure of detailed information about borrowings [line items]
Borrowings	439,271	141,251
Sale and leaseback agreement - lease payments | More than 5 years
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 771,425	$ 531,385